Taxation (Composition of Income Tax Expense, Effects of Income Tax Expense Exemption and Reduction) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Tax holiday effect	$ 23,344	$ 26,969	$ 31,431
Basic earnings per share	$ 0.22	$ 0.26	$ 0.30